Fair value measurements - Impact of changes in its own creditworthiness on certain financial liabilities (Detail) - JPY (¥) ¥ in Billions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Fair Value Disclosures [Abstract]
Changes recognized as a credit (debit) to other comprehensive income	¥ 1	¥ (54)	¥ 6	¥ (53)
Credit (debit) amounts reclassified to earnings	¥ 0	¥ (2)	1	(11)
Cumulative credit (debit) balance recognized in accumulated other comprehensive income			¥ (5)	¥ 27